Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Reconciliation Of The Numerators And Denominators Of Basic Earnings Per Share And Diluted Earnings Per Share
Year Ended December 31,	2012	2011	2010
Numerators
Numerator for basic earnings per share:
Income from continuing operations	$7,539	$4,184	$19,400
Income attributable to noncontrolling interest	(275)	(240)	(315)
Income from continuing operations attributable to AT&T	7,264	3,944	19,085
Dilutive potential common shares:
Other share-based payment	12	11	11
Numerator for diluted earnings per share	$7,276	$3,955	$19,096
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,801	5,928	5,913
Dilutive potential common shares:
Stock options	3	4	3
Other share-based payment (in shares)	17	18	22
Denominator for diluted earnings per share	5,821	5,950	5,938
Basic earnings per share from continuing operations attributable to AT&T	$1.25	$0.66	$3.23
Basic earnings per share from discontinued operations attributable to AT&T	-	-	0.13
Basic earnings per share attributable to AT&T	$1.25	$0.66	$3.36
Diluted earnings per share from continuing operations attributable to AT&T	$1.25	$0.66	$3.22
Diluted earnings per share from discontinued operations attributable to AT&T	-	-	0.13
Diluted earnings per share attributable to AT&T	$1.25	$0.66	$3.35